Capital disclosures and net debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Mar. 13, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Gearing	0.311		0.300
Finance debt	$ 67,724	$ 10,000	$ 65,132
Net debt including leases	$ 55,006		$ 44,144
Minimum
Disclosure of detailed information about borrowings [line items]
Target net debt ratio	0.20
Maximum
Disclosure of detailed information about borrowings [line items]
Target net debt ratio	0.30
Previously reported
Disclosure of detailed information about borrowings [line items]
Gearing			0.303
Finance debt			$ 65,799
Net debt including leases			44,144
Obligations Under Finance Leases [Member] | Previously reported
Disclosure of detailed information about borrowings [line items]
Finance debt			$ 667